Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents
Cash and Cash Equivalents

5                                         Cash and Cash Equivalents

The following is a summary of cash and cash equivalents at December 31, 2010 and 2011:

	December 31,
	2010	2011
	$000	$000
Cash	429	4,555
Investments with original maturity of less than three months at the time of purchase	29,066	19,894
Total cash and cash equivalents	29,495	24,449